Note 24 - Comprehensive Income	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

24. Comprehensive Income:

During the six-month period ended June 30, 2022, Accumulated other comprehensive loss decreased with net gains of $28,814 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $25,115), plus the settlements to net income of derivatives that qualify for hedge accounting (gain of $1,642), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $1,972), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $54) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).

During the six-month period ended June 30, 2023, Accumulated other comprehensive income decreased with net losses of $7,566 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $1,079), plus the settlements to net income of derivatives that qualify for hedge accounting (loss of $8,155), (ii) the effective portion of changes in fair value of cash flow hedges (gain of $365), (iii) reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs (gain of $1,272) and (iv) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).